Transition Period Comparative Data (Details) - Schedule of cash flows from operating activities - Parent [Member] - USD ($)	10 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss from continuing operations	$ (12,802,275)	$ (1,146,357)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation on property and equipment and finance ROU assets	113,531	176
Amortization on intangible assets	8,837
Common stock and warrant issued for stock-based compensation	2,871,721	213,841
Common stock and warrants issued for services – related party	1,356,507
Common stock and warrant issued for services	1,862,709	598,268
Common stock and warrant issued for product development	69,219
Common stock issued pursuant to lock-up agreements	36,688
Common stock issued pursuant an asset acquisition transaction (see Note 4)	2,969,334
Gain on extinguishment of debt and accounts payable	(26,629)
Gain on forgiveness of debt	(14,754)
Amortization of debt discount	1,012,554
Change in fair value of derivative liabilities	(289,874)
Inventory	4,743
Prepaid expenses and other current assets	(47,053)	(14,319)
Accounts payable	129,389	4,725
Accrued expense and other liabilities	(55,664)	111,867
Unredeemed gift cards	29,341	5,462
Net cash used in operating activities	(2,771,676)	(226,337)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds (payments) from acquisition of a subsidiaries	(60,000)	4,917
Purchases of property and equipment	(167,824)	(3,168)
Net cash (used by) provided by investing activities	(227,824)	1,749
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock, net of issuance cost	4,368,796	100,006
Proceeds from notes payable		164,612
Proceeds from convertible note payable, net of debt discount	1,581,450
Proceeds from convertible note payable - related party, net of debt discount	100,000
Proceeds from advances payable	332,900	59,000
Repayment of convertible notes payable	(1,195,920)
Repayment of note payable - in default		(3,738)
Repayments of advance payable	(312,752)	(45,347)
Repayment of convertible notes payable - related party	(46,931)
Net cash provided by financing activities	4,827,543	274,533
Net Change in Cash	1,828,043	49,945
Cash - beginning of period	447,354	7,137	$ 7,137
Cash - end of period	$ 2,275,397	$ 57,082	$ 447,354